Shareholders' Equity (Share Options, Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended	114 Months Ended	164 Months Ended	114 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 31, 2011 2003 Option Plan	Dec. 31, 2012 2003 Option Plan	Dec. 31, 2012 RiT Inc. Plan [Member]	Dec. 31, 2012 Non-employee Options [Member] 2003 Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share options granted	338,038	217,850				953,728	27,242	37,113
Share options outstanding	552,386	261,320	58,792	190,366		543,981	8,405
Share options available for grant						47,554
Increase in share options authorized for grant					300,000
Unrecognized compensation cost related to share options	$ 823
Options exercisable, average exercise price	$ 7.12	$ 8.24
Options exercisable	253,417	202,204
Options outstanding, weighted average exercise price	$ 5.35	$ 7.30
Options outstanding, weighted average remaining contractual life	3 years 11 months 16 days	2 years 5 months 27 days
Options exercised, total intrinsic value		$ 106